Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Electronic equipment	5 years
Office equipment	5 years
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets

Schedule of estimated Economic Useful Lives of the Assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful lives
Software	5 years

Schedule of Disaggregation of Revenue

The following table disaggregates the Group’s revenue for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
By revenue type
Sale of software products	$1,566,455	$1,516,169	$472,559
Sale of hardware products	75,363	1,395,345	567,894
Technology development service	7,839,700	24,105,644	2,147,523
M&S service	2,676,185	2,419,901	4,809,979
Sale of cloud platform products	47,007,556	40,877,256	4,329,729
Total	$59,165,259	$70,314,315	$12,327,684

Schedule of Assets and Liabilities Translated Exchange Rates	The rates are obtained from H.10 statistical release of the U.S. Federal Reserve Board.
	As of December 31,
	2024	2025
Period end RMB: USD exchange rate	7.2993	6.9931

	For the years ended December 31,
	2023	2024	2025
Average RMB: USD exchange rate	7.0809	7.1957	7.1875